--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       TAX-MANAGED U.S. MARKETWIDE VALUE
                                  PORTFOLIO II

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2001
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.....................        1
    Statement of Operations.................................        2
    Statements of Changes in Net Assets.....................        3
    Financial Highlights....................................        4
    Notes to Financial Statements...........................      5-6

THE DFA INVESTMENT TRUST COMPANY -- THE TAX MANAGED U.S.
 MARKETWIDE VALUE SERIES
    Schedule of Investments.................................     7-13
    Statement of Assets and Liabilities.....................       14
    Statement of Operations.................................       15
    Statements of Changes in Net Assets.....................       16
    Financial Highlights....................................       17
    Notes to Financial Statements...........................    18-19

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The Tax-Managed U.S. Marketwide Value Series
  of The DFA Investment Trust Company (Cost $87,280)++ at
  Value.....................................................  $  108,888
Receivable for Investment Securities Sold...................         663
Prepaid Expenses and Other Assets...........................           5
                                                              ----------
    Total Assets............................................     109,556
                                                              ----------

LIABILITIES:
Payables:
    Investment Securities Purchased.........................         563
    Fund Shares Redeemed....................................         100
Accrued Expenses and Other Liabilities......................          17
                                                              ----------
    Total Liabilities.......................................         680
                                                              ----------

NET ASSETS..................................................  $  108,876
                                                              ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Shares Authorized 200,000,000)...........................   8,410,177
                                                              ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $    12.95
                                                              ==========

NET ASSETS CONSIST OF:
Paid-In-Capital.............................................  $   90,885
Accumulated Net Investment Income (Loss)....................         555
Accumulated Net Realized Gain (Loss)........................      (4,172)
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................      21,608
                                                              ----------
    Total Net Assets........................................  $  108,876
                                                              ==========

--------------

++ The cost for federal income tax purposes is $87,502.

                See accompanying Notes to Financial Statements.

                         DIMENSIONAL INVESTMENT GROUP INC.

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                              STATEMENT OF OPERATIONS

                       FOR THE SIX MONTHS ENDED MAY 31, 2001

                              (AMOUNTS IN THOUSANDS)

                                    (UNAUDITED)

INVESTMENT INCOME
    Net Investment Income Received from The DFA Investment
     Trust Company..........................................         $   659
                                                                     -------

EXPENSES
    Accounting & Transfer Agent Fees........................              17
    Legal Fees..............................................               1
    Audit Fees..............................................               1
    Filing Fees.............................................              10
    Shareholders' Reports...................................              12
    Other...................................................               1
                                                                     -------
        Total Expenses......................................              42
                                                                     -------
    NET INVESTMENT INCOME (LOSS)............................             617
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES

Net Realized Gain (Loss) on Investment Securities Sold......          (1,021)

Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................          17,603
                                                                     -------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES................          16,582
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $17,199
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2001             2000
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................          $    617         $    792
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................            (1,021)          (3,132)
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................            17,603            3,838
                                                                      --------         --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................            17,199            1,498
                                                                      --------         --------

Distributions From:
    Net Investment Income...................................              (816)            (223)
    Net Realized Gains......................................                --             (340)
                                                                      --------         --------
        Total Distributions.................................              (816)            (563)
                                                                      --------         --------
Capital Share Transactions (1):
    Shares Issued...........................................            45,947           46,483
    Shares Issued in Lieu of Cash Distributions.............               816              563
    Shares Redeemed.........................................            (8,746)         (19,919)
                                                                      --------         --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            38,017           27,127
                                                                      --------         --------
        Total Increase (Decrease)...........................            54,400           28,062
NET ASSETS
    Beginning of Period.....................................            54,476           26,414
                                                                      --------         --------
    End of Period...........................................          $108,876         $ 54,476
                                                                      ========         ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             4,000            4,481
    Shares Issued in Lieu of Cash Distributions.............                75               55
    Shares Redeemed.........................................              (738)          (1,937)
                                                                      --------         --------
                                                                         3,337            2,599
                                                                      ========         ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              SIX MONTHS         YEAR         DEC. 16,
                                                                 ENDED           ENDED         1998 TO
                                                                MAY 31,        NOV. 30,       NOV. 30,
                                                                 2001            2000           1999
                                                              -----------      ---------      ---------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period........................   $  10.74         $ 10.68        $ 10.00
                                                               --------         -------        -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..............................       0.07            0.17           0.06
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................       2.29            0.12           0.62
                                                               --------         -------        -------
  Total from Investment Operations..........................       2.36            0.29           0.68
                                                               --------         -------        -------
LESS DISTRIBUTIONS
  Net Investment Income.....................................      (0.15)          (0.09)            --
  Net Realized Gains........................................         --           (0.14)            --
                                                               --------         -------        -------
  Total Distributions.......................................      (0.15)          (0.23)            --
                                                               --------         -------        -------
Net Asset Value, End of Period..............................   $  12.95         $ 10.74        $ 10.68
                                                               ========         =======        =======
Total Return................................................      22.21%#          2.83%          6.80%#

Net Assets, End of Period (thousands).......................   $108,876         $54,476        $26,414
Ratio of Expenses to Average Net Assets (1).................       0.34%*          0.44%          0.96%*
Ratio of Net Investment Income (Loss) to Average Net
  Assets....................................................       1.32%*          1.78%          0.99%*
Portfolio Turnover Rate.....................................        N/A             N/A            N/A
Portfolio Turnover Rate of Master Fund Series...............         10%*            39%            10%*

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2001, the Portfolio owned 19% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the series.

    2. FEDERAL INCOME TAXES: It is the intention of the Portfolio to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements. The Series is treated as a partnership for federal tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to the Portfolio.

    3. OTHER: The Portfolio accrues its share of income, net of expenses daily on its investment in the Series, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Series are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax difference which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Portfolio is not charged a fee for these services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2001, the Portfolio did not pay an administration fee.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $26,565
Gross Unrealized Depreciation...............................       (5,179)
                                                                  -------
  Net.......................................................      $21,386
                                                                  =======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit with the domestic custodian bank during the six months ended May 31, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank during the six months ended May 31, 2001.

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)


                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (98.5%)
 *3COM Corp............................................     216,600    $  1,205,379
 #*3Dfx Interactive, Inc...............................      10,000           3,350
 AAR Corp..............................................      24,200         338,800
 #*Adelphia Communications Corp. Class A...............      67,200       2,572,080
 *Advanced Micro Devices, Inc..........................      17,000         480,250
 Advanta Corp. Class A.................................      16,900         222,826
 Advanta Corp. Class B Non-Voting......................      21,600         261,900
 *Aetna, Inc...........................................      91,900       2,145,865
 Agco Corp.............................................      47,700         412,605
 Airborne, Inc.........................................      43,200         470,448
 *Airgas, Inc..........................................      59,600         613,880
 AK Steel Holding Corp.................................      96,860       1,296,955
 *Akamai Technologies, Inc.............................      26,400         272,316
 *Alaska Air Group, Inc................................      23,800         683,774
 *Albany International Corp. Class A...................      17,000         376,040
 Albemarle Corp........................................       3,900          89,310
 Albertson's, Inc......................................       9,000         258,300
 Alcoa, Inc............................................      20,352         878,189
 Alexander & Baldwin, Inc..............................      36,400         849,030
 Alfa Corp.............................................       1,800          35,280
 *Allegheny Corp.......................................         636         132,797
 *Allen Telecom, Inc...................................       2,400          28,800
 *Alliance Semiconductor Corp..........................      37,200         470,580
 Alliant Energy Corp...................................      12,700         390,525
 Allmerica Financial Corp..............................      18,900       1,032,885
 Allstate Corp.........................................     213,700       9,620,774
 Amerada Hess Corp.....................................      25,900       2,218,076
 *Amerco, Inc..........................................      19,600         360,444
 *America West Holdings Corp. Class B..................      16,700         171,175
 American Financial Group, Inc.........................      35,700       1,002,813
 American Greetings Corp. Class A......................      13,100         164,274
 American National Insurance Co........................      23,800       1,748,943
 *American Power Conversion Corp.......................       3,000          48,765
 *American Tower Corp..................................      53,700       1,328,538
 *Ameripath, Inc.......................................       9,700         247,495
 AmerUs Group Co.......................................      10,000         359,000
 *Amkor Technology, Inc................................       3,000          58,575
 *AMR Corp.............................................     135,600       5,287,044
 AmSouth Bancorporation................................       2,500          45,975
 *Amtran, Inc..........................................       3,400          66,453
 Anadarko Petroleum Corp...............................      16,334       1,022,672
 *Ann Taylor Stores Corp...............................      17,500         597,100
 *Antec Corp...........................................       2,300          26,875
 Apache Corp...........................................      13,800         821,790
 *Apple Computer, Inc..................................      51,000       1,017,705
 *Applica, Inc.........................................       8,200          69,618
 Applied Industrial Technologies, Inc..................       5,600         101,360
 *Arch Capital Group Ltd...............................       9,000         150,345
 Arch Chemicals, Inc...................................      20,300         440,510
 Arch Coal, Inc........................................      18,995         585,996
 Archer-Daniels Midland Co.............................     405,300       5,471,550
 Argonaut Group, Inc...................................      19,800         357,885
 *Ariba, Inc...........................................      65,100         371,395
 Arnold Industries, Inc................................       8,900         165,139

                                                            SHARES           VALUE+
                                                            ------           ------
 *Arrow Electronics, Inc...............................      34,000    $    856,120
 Arvinmeritor, Inc.....................................       7,100         110,050
 Ashland, Inc..........................................      33,300       1,382,616
 *ASM Lithography Holding N.V..........................       7,458         173,510
 Astoria Financial Corp................................       2,700         150,916
 AT & T Corp...........................................     515,900      10,921,603
 *AT & T Corp.- Liberty Media Group....................     751,600      12,664,460
 *At Home Corp.........................................     226,400         945,220
 *Audiovox Corp. Class A...............................      23,400         224,289
 *Aurora Foods, Inc....................................      40,200         213,060
 *AutoNation, Inc......................................     324,600       3,781,590
 *Avid Technology, Inc.................................       7,700         109,340
 Avnet, Inc............................................         400           9,856
 AVX Corp..............................................       1,000          18,700
 *Aztar Corp...........................................      31,900         449,790
 Baldwin & Lyons, Inc. Class B.........................       1,200          26,088
 Bancwest Corp.........................................      34,000       1,167,220
 Bandag, Inc...........................................       4,500         118,350
 Bandag, Inc. Class A..................................       3,800          83,980
 #*Bank of America Corp................................      14,000         829,500
 Bank One Corp.........................................      11,400         451,440
 *Bank United Financial Corp. Class A..................       4,000          54,020
 Banknorth Group, Inc..................................       3,000          60,960
 Banner Corp...........................................       1,000          20,195
 Banta Corp............................................      13,000         364,000
 *Barrett Resources Corp...............................         500          35,625
 Bausch & Lomb, Inc....................................       1,200          56,760
 Bay View Capital Corp.................................      27,300         187,005
 Bear Stearns Companies, Inc...........................      49,622       2,696,956
 *Beazer Homes USA, Inc................................       3,000         180,000
 *Belco Oil & Gas Corp.................................       2,500          24,000
 Belo (A.H.) Corp. Class A.............................      69,100       1,346,759
 *Benchmark Electronics, Inc...........................       8,400         193,284
 Bergen Brunswig Corp. Class A.........................      65,600       1,351,360
 Berkley (W.R.) Corp...................................      10,500         456,750
 #*Bethlehem Steel Corp................................      52,700         145,452
 *Beverly Enterprises..................................      87,100         783,900
 *Big Lots, Inc........................................      84,200       1,092,916
 *Bio-Rad Laboratories, Inc. Class A...................       2,000          86,200
 Bob Evans Farms, Inc..................................      19,600         336,140
 *Boca Resorts, Inc....................................      32,700         407,115
 Boise Cascade Corp....................................      51,600       1,818,900
 *Borders Group, Inc...................................       2,000          36,540
 Borg Warner Automotive, Inc...........................      23,100       1,045,275
 *Borland Software Corp................................       9,700          93,265
 Bowater, Inc..........................................      22,900       1,103,780
 Bowne & Co., Inc......................................      29,300         339,880
 *Boyd Gaming Corp.....................................      42,300         221,652
 *Broadbase Software, Inc..............................         800           1,612
 *Broadwing, Inc.......................................       4,700         116,043
 Brookline Bancorp, Inc................................      11,500         159,390
 *Brooks Automation, Inc...............................      12,100         595,380
 *Brown (Tom), Inc.....................................       6,900         194,614
 Brown Shoe Company, Inc...............................       8,900         177,555
 Brunswick Corp........................................      51,400       1,161,640
 Brush Wellman, Inc....................................       4,500          97,200

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Burlington Coat Factory Warehouse Corp................      21,100    $    412,716
 Burlington Northern Santa Fe Corp.....................     311,900       9,690,733
 C.I.T. Group, Inc. Class A............................     221,700       8,801,490
 *Cabletron Systems, Inc...............................      12,800         248,448
 Cabot Corp............................................         500          18,755
 Calgon Carbon Corp....................................      27,600         226,320
 Caraustar Industries, Inc.............................      23,600         242,136
 Carpenter Technology Corp.............................      19,800         584,100
 Carter-Wallace, Inc...................................       8,500         162,775
 *Casella Waste Systems, Inc. Class A..................       5,100          48,093
 Casey's General Stores, Inc...........................      23,600         253,818
 Cash America International, Inc.......................       6,700          48,240
 Caterpillar, Inc......................................       1,600          86,656
 Cato Corp. Class A....................................         400           7,728
 *CB Richard Ellis Services, Inc.......................       8,500         131,325
 CBRL Group, Inc.......................................      23,400         396,981
 *CDI Corp.............................................       3,700          61,790
 *Cell Genesys, Inc....................................       1,400          23,807
 Centex Corp...........................................      60,500       2,255,440
 *Central Garden & Pet Co..............................       5,800          40,397
 Centura Banks, Inc....................................         500          26,700
 *Century Business Services, Inc.......................      30,700         107,450
 CenturyTel, Inc.......................................       3,100          88,164
 *Champion Enterprises, Inc............................      38,800         412,056
 *Charming Shoppes, Inc................................      16,600          99,849
 *CheckFree Corp.......................................      16,600         643,499
 *Checkpoint System, Inc...............................      24,200         330,572
 Chemed Corp...........................................       1,200          42,120
 Chemfirst, Inc........................................       6,300         163,170
 Chesapeake Corp.......................................      10,000         223,000
 #*Chiquita Brands International, Inc..................      21,200          36,040
 *Chris-Craft Industries, Inc..........................       4,075         283,172
 Chubb Corp............................................       2,000         150,700
 CICOR International, Inc..............................       1,150          27,002
 Cincinnati Financial Corp.............................     136,900       5,754,591
 Circuit City Stores, Inc. (Carmax Group)..............      82,600       1,239,826
 Citizens Banking Corp.................................       1,000          24,805
 *Clarent Corp.........................................      27,600         263,304
 *Clear Channel Communications, Inc....................     168,500      10,273,445
 Cleveland Cliffs, Inc.................................       6,200         125,860
 *CNA Financial Corp...................................     158,700       6,321,021
 CNA Surety Corp.......................................       1,000          14,110
 *CNET Networks, Inc...................................      13,900         152,969
 Coachmen Industries, Inc..............................       6,400          63,872
 Coca-Cola Enterprises, Inc............................     356,500       5,946,420
 *Coherent, Inc........................................       1,000          35,505
 Columbus McKinnon Corp................................      11,300          89,891
 *Comcast Corp. Class A................................       1,000          40,500
 *Comcast Corp. Class A Special........................       3,000         122,940
 Comdicso, Inc.........................................      67,500         145,800
 *Comfort Systems USA, Inc.............................       2,300           8,326
 *Commerce Bancshares, Inc.............................       1,400          50,407
 Commerce Group, Inc...................................       8,000         255,600
 *Commerce One, Inc....................................      50,500         337,845
 Commercial Federal Corp...............................      33,800         769,964
 Commercial Metals Co..................................       9,300         236,685
 Compass Bancshares, Inc...............................       2,700          65,812
 *Compucom Systems, Inc................................       8,900          25,765
 #*CompuCredit Corp....................................       1,000          12,095

                                                            SHARES           VALUE+
                                                            ------           ------
 Computer Associates International, Inc................       3,000    $     85,080
 *Conmed Corp..........................................       9,500         203,917
 Conseco, Inc..........................................     257,000       4,476,940
 *Consolidated Graphics, Inc...........................       5,700          93,081
 Cooper Industries, Inc................................       2,000          76,060
 Cooper Tire & Rubber Co...............................      43,900         577,285
 *CoorsTek, Inc........................................       1,450          51,939
 Corn Products International, Inc......................      31,700         908,205
 Corus Bankshares, Inc.................................       6,700         327,127
 Countrywide Credit Industries, Inc....................      80,600       3,121,638
 *Covanta Energy Corp..................................      35,000         761,950
 *Covenant Transport, Inc. Class A.....................      15,100         261,305
 *Coventry Health Care, Inc............................      22,200         375,180
 *Cox Communications, Inc..............................       8,900         384,925
 *Credit Acceptance Corp...............................      35,400         250,986
 *Crestline Capital Corp...............................      14,600         424,860
 Crompton Corp.........................................      11,000         119,130
 *Crown Castle International Corp......................       2,400          39,840
 Crown Cork & Seal Co., Inc............................      86,400         442,368
 *CSS Industries, Inc..................................       1,000          22,700
 CSX Corp..............................................     191,300       7,116,360
 Cubic Corp............................................      10,500         307,125
 Cummins Engine Co., Inc...............................      51,900       2,197,965
 *Cumulus Media, Inc. Class A..........................      15,600         186,810
 Dana Corp.............................................      99,100       2,132,632
 Data Broadcasting Corp................................       2,200          18,458
 *DaVita, Inc..........................................      50,000         945,000
 Deere & Co............................................       2,500          93,400
 Delphi Automotive Systems Corp........................       3,700          54,390
 Delphi Financial Group, Inc. Class A..................       4,200         149,520
 Delta Air Lines, Inc..................................     100,900       4,804,858
 Devon Energy Corp.....................................      20,300       1,181,663
 Diebold, Inc..........................................         200           6,116
 #*Digital Island, Inc.................................       3,500          11,777
 Dillards, Inc. Class A................................      73,900       1,206,048
 Dime Bancorp, Inc.....................................       2,400          84,720
 Dime Community Bancorp, Inc...........................       5,900         169,241
 Dimon, Inc............................................      55,600         619,940
 Disney (Walt) Co......................................      13,500         426,870
 *Dollar Thrifty Automotive Group, Inc.................      21,700         514,290
 Downey Financial Corp.................................      11,700         505,089
 *Dress Barn, Inc......................................       5,300         133,162
 *DVI, Inc.............................................      11,200         166,320
 #*E Trade Group, Inc..................................      50,000         375,000
 Earthgrains Co........................................      37,500         973,125
 Eastman Chemical Co...................................      24,500       1,238,230
 Eaton Corp............................................       1,600         125,120
 *Edgewater Technology, Inc............................       7,700          41,888
 *Electro Rent Corp....................................       2,400          38,448
 *Electroglas, Inc.....................................         600           9,609
 Empire District Electric Co...........................       1,200          23,700
 *Encompass Services Corp..............................      56,900         502,996
 Energen Corp..........................................      11,300         372,900
 *Enserch Exploration Corp.............................      28,900         128,605
 *Entravision Communications Corp......................      13,400         183,044
 *Entrust Technologies, Inc............................       1,900          10,744
 EOG Resources, Inc....................................      16,800         754,152
 *Esco Technologies, Inc...............................       5,700         171,570
 *Esterline Technologies Corp..........................       6,500         136,500
 Ethyl Corp............................................      13,700          16,577

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Everest Re Group, Ltd.................................       7,300    $    495,670
 *Extended Stay America, Inc...........................      35,400         550,470
 Farmer Brothers Co....................................         500         108,750
 FBL Financial Group, Inc. Class A.....................      18,200         290,290
 #*Federal-Mogul Corp..................................      50,100         176,352
 *Federated Department Stores, Inc.....................     171,600       7,687,680
 *FedEx Corp...........................................       4,782         191,280
 Fidelity National Financial, Inc......................      18,300         417,240
 *Finish Line, Inc. Class A............................      11,700         117,994
 First American Financial Corp.........................      28,900         591,872
 First Charter Corp....................................       7,900         130,034
 First Citizens Bancshares, Inc........................       3,900         365,644
 First Indiana Corp....................................       3,500          81,812
 First Niagara Financial Group, Inc....................      11,000         152,625
 First Sentinel Bancorp, Inc...........................       9,600         107,760
 First Union Corp......................................       3,600         116,100
 *First Virginia Banks, Inc............................         100           4,604
 *FirstFed Financial Corp..............................       6,400         190,400
 FleetBoston Financial Corp............................       2,000          83,180
 Fleetwood Enterprises, Inc............................      29,500         355,180
 Fleming Companies, Inc................................      31,300         994,401
 Florida East Coast Industries, Inc....................       4,000         157,400
 *FMC Corp.............................................       1,000          76,320
 Ford Motor Co.........................................     292,300       7,117,505
 *Forest Oil Corp......................................       4,850         164,900
 Fortune Brands, Inc...................................       2,000          68,700
 Foster Wheeler Ltd....................................      42,400         533,392
 Fremont General Corp..................................      32,300         193,800
 #*Friede Goldman International........................      40,500          34,222
 *FSI International, Inc...............................       3,700          41,847
 *Gateway, Inc.........................................       1,400          23,380
 GATX Corp.............................................      11,700         471,276
 *Gaylord Entertainment Co.............................      24,200         670,340
 Gencorp, Inc..........................................      10,100         118,069
 *General Binding Corp.................................       2,600          24,115
 General Cable Corp....................................       7,000         106,750
 *General Communications, Inc. Class A.................      16,200         161,757
 General Motors Corp...................................     165,700       9,428,330
 *General Motors Corp. Class H.........................     126,300       3,018,570
 *Genlyte Group, Inc...................................       4,500         134,662
 *Gentiva Health Services..............................       2,800          54,432
 Genuine Parts Co......................................       3,800         108,566
 Georgia-Pacific Corp..................................      84,400       2,991,980
 Gerber Scientific, Inc................................      19,800         160,380
 Gibraltar Steel Corp..................................       5,000          94,400
 Glatfelter (P.H.) Co..................................      36,300         557,205
 *Glenayre Technologies, Inc...........................      58,400          80,300
 Golden State Bancorp, Inc.............................      54,100       1,579,179
 Goodrich (B.F.) Co....................................      21,000         877,380
 Goodyear Tire & Rubber Co.............................     134,500       3,915,295
 *Goodys Family Clothing...............................         700           2,842
 *GoTo.com, Inc........................................       3,400          75,922
 Granite Construction, Inc.............................       3,000          81,750
 Great Atlantic & Pacific Tea Co., Inc.................      14,000         162,260
 Greenpoint Financial Corp.............................      39,300       1,493,007
 *Grey Wolf, Inc.......................................      15,200          98,648
 *Griffon Corp.........................................      24,700         249,470
 *Group 1 Automotive, Inc..............................      18,700         476,850
 *Ha-Lo Industries, Inc................................      35,000          24,850
 Hancock Holding Co....................................       1,500          56,737

                                                            SHARES           VALUE+
                                                            ------           ------
 *Handleman Co.........................................      25,400    $    308,610
 Harbor Florida Bancshares, Inc........................       5,200          86,086
 Harleysville Group, Inc...............................      11,800         301,077
 *Harmonic Lightwaves, Inc.............................       2,800          23,884
 *Harrahs Entertainment, Inc...........................       2,600          95,082
 Harris Corp...........................................      17,800         505,876
 Hartford Financial Services Group, Inc................       3,000         203,100
 Hasbro, Inc...........................................     229,000       3,435,000
 HCC Insurance Holdings, Inc...........................      11,800         292,522
 *Health Net Inc.......................................      18,000         346,500
 *Healthsouth Corp.....................................     156,300       1,985,010
 *Hearst-Argyle Television, Inc........................      43,100         915,013
 Heller Financial, Inc.................................      19,700         677,680
 Helmerich & Payne, Inc................................       2,500          98,850
 Herbalife International, Inc. Class A.................         400           3,362
 *Hexcel Corp..........................................      36,700         389,020
 Hibernia Corp.........................................       1,900          30,932
 Hilton Hotels Corp....................................       4,400          54,516
 *Hispanic Broadcasting Corp...........................       1,800          44,550
 Hollinger International, Inc. Class A.................      19,900         306,460
 *Hollywood Entertainment Corp.........................      15,400          87,549
 Horton (D.R.), Inc....................................      36,780         758,404
 *Houston Exploration Co...............................       4,000         135,960
 *Hovnanian Enterprises, Inc. Class A..................      15,700         266,743
 *HS Resources, Inc....................................       3,100         202,647
 Hughes Supply, Inc....................................      21,200         411,068
 *Humana, Inc..........................................      88,500         845,175
 *Hunt (J.B.) Transport Services, Inc..................      25,000         500,875
 Huntington Bancshares, Inc............................       2,500          37,437
 *Hutchinson Technology, Inc...........................      22,300         327,252
 *Hypercom Corp........................................       6,600          25,938
 *i2 Technologies Inc..................................     150,600       3,023,295
 #*iBasis, Inc.........................................       2,800          10,990
 IBP, Inc..............................................      28,100         528,280
 Idex Corp.............................................       8,500         274,975
 *IDT Corp.............................................       1,100          28,743
 *IHOP Corp............................................       5,600         142,800
 Ikon Office Solutions, Inc............................     100,500         814,050
 *Imation Corp.........................................      28,800         628,704
 IMC Global, Inc.......................................     135,700       1,504,913
 *IMR Global Corp......................................       2,900          23,823
 Independence Community Bank Corp......................      30,300         577,669
 Ingersoll-Rand Co.....................................       1,800          88,830
 Ingles Market, Inc. Class A...........................       8,500          86,572
 *Ingram Micro, Inc....................................      64,200         850,650
 *Input/Output, Inc....................................      25,100         298,690
 *Insignia Financial Group, Inc........................      16,500         198,000
 #*Integrated Electrical Services, Inc.................      33,100         297,569
 Interface, Inc. Class A...............................      33,300         204,795
 *Intergraph Corp......................................      40,200         602,196
 Intermet Corp.........................................       3,600          17,136
 *Internap Network Services Corp.......................      34,000          93,670
 International Multifoods Corp.........................       8,000         154,000
 International Paper Co................................     240,611       9,203,371
 *International Speciality Products, Inc...............      48,800         473,848
 International Speedway Corp. Class A..................       1,000          43,840
 Interpool, Inc........................................       4,500          60,975
 *Ionics, Inc..........................................      10,900         295,390

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Iron Mountain, Inc...................................         200    $      8,222
 #*ITXC Corp...........................................       4,200          16,317
 *Jakks Pacific, Inc...................................       1,200          18,876
 *JDA Software Group, Inc..............................       2,100          31,930
 *JDS Uniphase Corp....................................     244,300       4,082,253
 Jefferies Group, Inc..................................      11,400         348,270
 #*Jupiter Media Metrix, Inc...........................       1,800           2,709
 *K Mart Corp..........................................     432,700       4,880,856
 *Kaiser Aluminum Corp.................................      61,600         255,640
 Kaman Corp. Class A...................................      10,000         170,500
 KB Home Corp..........................................       1,000          25,410
 Kellwood Co...........................................      95,900       2,254,609
 Kennametal, Inc.......................................      27,400         962,562
 *Kent Electronics Corp................................       1,700          36,397
 Kerr-McGee Corp.......................................       2,100         146,307
 *Key Energy Group, Inc................................      17,000         232,900
 KeyCorp...............................................     100,000       2,378,000
 *kforce.com, Inc......................................       7,976          51,964
 Kimball International, Inc. Class B...................       4,900          71,074
 Knight Ridder, Inc....................................       1,700          93,398
 Lafarge Corp..........................................      54,900       1,799,073
 *Lamar Advertising Co.................................       1,700          70,541
 Landamerica Financial Group, Inc......................      12,100         345,455
 Landrys Seafood Restaurants, Inc......................      11,400         171,000
 *Lattice Semiconductor Corp...........................       2,400          52,308
 La-Z-Boy, Inc.........................................         600          11,280
 *Lear Corp............................................      56,700       1,977,696
 Leggett and Platt, Inc................................       1,800          39,456
 Lehman Brothers Holdings, Inc.........................       3,000         214,830
 Lennar Corp...........................................      17,200         636,400
 Lennox International, Inc.............................      45,700         418,155
 *Level 3 Communications, Inc..........................      31,700         355,198
 Liberty Corp..........................................       5,400         203,850
 Liberty Financial Companies, Inc......................      18,600         623,100
 Lincoln National Corp.................................      72,300       3,560,052
 LNR Property Corp.....................................      16,700         519,370
 Lockheed Martin Corp..................................     133,500       5,111,715
 Loews Corp............................................     175,000      12,073,250
 Lone Star Steakhouse Saloon...........................      40,900         530,678
 *Lone Star Technologies, Inc..........................       3,000         133,950
 Longs Drug Stores Corp................................      18,400         441,600
 Longview Fibre Co.....................................      30,800         408,100
 *Louis Dreyfus Natural Gas Corp.......................       8,100         322,218
 Louisiana-Pacific Corp................................     130,100       1,528,675
 *LSI Logic Corp.......................................       3,100          56,761
 Luby's Cafeterias, Inc................................       8,900          75,828
 Lucent Technologies, Inc..............................     112,800         888,864
 Lyondell Chemical Co..................................      95,900       1,587,145
 *Magellan Health Services, Inc........................       7,100          85,768
 #*Magna Entertainment Corp............................       3,000          18,195
 *Magnetek, Inc........................................      16,000         197,600
 *Mail-Well, Inc.......................................      32,500         175,500
 *Mandalay Resort Group................................      37,200         940,788
 *Manor Care, Inc......................................      29,800         737,550
 Marcus Corp...........................................       4,800          68,640
 *Marine Drilling Companies, Inc.......................       2,200          57,200
 Massey Energy Co......................................      68,200       1,589,060
 MBIA, Inc.............................................      64,950       3,426,113
 McGrath Rent Corp.....................................         500          13,748
 MDC Holdings, Inc.....................................      11,770         371,108
 Mead Corp.............................................      92,300       2,676,700

                                                            SHARES           VALUE+
                                                            ------           ------
 Media General, Inc. Class A...........................       4,300    $    210,700
 *Medical Assurance, Inc...............................      15,200         235,600
 *MEMC Electronic Materials, Inc.......................       3,200          22,080
 #*Metricom, Inc.......................................      13,100          52,073
 *Metromedia Fiber Network, Inc........................      31,400         126,071
 *Metromedia International Group, Inc..................      12,600          35,910
 *MGM Grand, Inc.......................................      55,300       1,738,632
 *Michaels Stores, Inc.................................      15,400         572,803
 *Micron Electronics, Inc..............................      80,300         140,525
 Midland Co............................................       1,000          35,600
 Milacron, Inc.........................................      23,600         394,120
 Millennium Chemicals, Inc.............................      51,350         821,600
 Mine Safety Appliances Co.............................       1,300          38,025
 *MIPS Technologies, Inc., Class B.....................       6,485         106,581
 *Modis Professional Services, Inc.....................      22,000         125,620
 Mony Group, Inc.......................................      41,500       1,525,125
 *Moog, Inc. Class A...................................       2,300          83,950
 Motorola, Inc.........................................      30,800         452,760
 *MS Carriers, Inc.....................................       3,600         106,344
 Nacco Industries, Inc. Class A........................       7,300         533,630
 National Presto Industries, Inc.......................       6,700         184,250
 *National Semiconductor Corp..........................       5,000         132,600
 National Steel Corp. Class B..........................       5,600           9,240
 *National Western Life Insurance Co. Class A..........         900          84,533
 *NationsRent, Inc.....................................      21,200          12,084
 *Navistar International Corp..........................      23,800         692,342
 NCH Corp..............................................       1,500          81,045
 *NCI Building Systems, Inc............................      14,800         200,540
 #*Net2Phone, Inc......................................       4,200          38,409
 *Netro Corp...........................................      18,300          82,625
 *Network Associates, Inc..............................      12,000         174,300
 *Network Equipment Technologies, Inc..................       7,400          28,120
 #*New Century Financial Corp..........................       1,700          16,456
 Newmont Mining Corp...................................       2,294          47,004
 *Newpark Resources, Inc...............................       4,000          51,600
 *NMS Communications Corp..............................      10,000          71,950
 Nordstrom, Inc........................................       1,900          35,207
 Norfolk Southern Corp.................................     339,800       7,533,366
 *Nortek, Inc..........................................       9,500         275,500
 Northrop Grumman Corp.................................      30,000       2,662,800
 Northwest Bancorp, Inc................................       2,300          21,551
 *Novell, Inc..........................................      17,000          76,925
 *NS Group, Inc........................................      52,600         814,248
 *NTL, Inc.............................................     155,000       3,330,950
 Nucor Corp............................................       1,200          61,464
 Occidental Petroleum Corp.............................       1,000          29,970
 OceanFirst Financial Corp.............................       1,600          38,192
 *Ocwen Financial Corp.................................      60,400         561,720
 *Office Depot, Inc....................................     215,300       1,967,842
 *Officemax, Inc.......................................      43,000         152,650
 *Offshore Logistics, Inc..............................      14,300         301,516
 Ohio Casualty Corp....................................      32,800         285,524
 Old Republic International Corp.......................      45,100       1,273,173
 Olin Corp.............................................       1,000          18,810
 Omnicare, Inc.........................................      64,800       1,358,208
 *On Command Corp......................................       1,600           9,672
 *Orbital Sciences Corp................................      37,100         147,658
 Overseas Shipholding Group, Inc.......................      30,600       1,070,694
 *Owens-Illinois, Inc..................................     127,200         898,032

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Paccar, Inc...........................................       1,700    $     81,643
 Pacific Century Financial Corp........................      64,600       1,593,682
 #*Pacificare Health Systems, Inc......................      17,000         300,900
 *Pactiv Corp..........................................       1,800          24,750
 *Pagasus Systems, Inc.................................       1,200          13,866
 *PanAmSat Corp........................................       3,000         112,935
 Park Electrochemical Corp.............................       3,000          65,010
 *Park Place Entertainment Corp........................     247,700       3,091,296
 *Parker Drilling Co...................................      34,100         217,558
 Parker-Hannifin Corp..................................       2,600         125,606
 *Paxar Corp...........................................      11,000         132,000
 *Paxson Communications Corp...........................       6,600          81,840
 *Pediatrix Medical Group, Inc.........................       5,100         139,281
 *Pegasus Communications Corp. Class A.................      23,000         491,740
 Penney (J.C.) Co., Inc................................     235,400       4,922,214
 Pep Boys - Manny, Moe & Jack..........................      38,600         339,680
 *Peregrine Systems, Inc...............................       3,000          83,085
 *Perrigo Co...........................................       2,700          37,625
 *Per-Se Technologies, Inc.............................       1,300           7,709
 *PetSmart, Inc........................................      78,300         419,297
 PFF Bancorp, Inc......................................      15,000         326,175
 Phelps Dodge Corp.....................................      70,800       3,200,160
 Phillips Petroleum Co.................................       2,600         168,324
 Phillips-Van Heusen Corp..............................      10,900         168,950
 Pier 1 Imports, Inc...................................      18,600         218,550
 Pilgrim Pride Corp....................................      23,000         276,000
 *Pinnacle Entertainment, Inc..........................       2,800          25,788
 *Pinnacle Systems, Inc................................      18,200         129,220
 *Pioneer Natural Resources Co.........................      28,000         590,800
 Pioneer Standard Electronics, Inc.....................      22,600         255,493
 Pittston Brink's Group................................      20,300         477,050
 PMI Group, Inc........................................       3,550         247,790
 Polaroid Corp.........................................      22,600         108,028
 Polymer Group, Inc....................................      15,100          45,300
 Polyone Corp..........................................      32,000         289,920
 Pope & Talbot, Inc....................................      10,000         142,000
 Potlatch Corp.........................................      18,600         639,468
 PPG Industries, Inc...................................         400          22,240
 Precision Castparts Corp..............................      22,600       1,011,802
 Presidential Life Corp................................      16,200         285,363
 *Price Communications Corp............................       4,265          78,817
 #*Pride International, Inc............................       7,100         189,073
 *Prime Hospitality Corp...............................      40,600         466,900
 *Profit Recovery Group International, Inc.............      35,800         357,463
 *PSS World Medical, Inc...............................      64,000         328,640
 *PTEK Holdings, Inc...................................       3,900           9,906
 Pulte Corp............................................      18,400         743,360
 Quanex Corp...........................................      12,100         270,435
 Questar Corp..........................................      37,800       1,171,422
 *Quintiles Transnational Corp.........................      16,200         308,205
 Qwest Communications International, Inc...............     129,500       4,757,830
 Radian Group, Inc.....................................      21,652       1,838,255
 Rayonier, Inc.........................................       3,400         152,116
 Raytheon Co...........................................     299,100       8,904,207
 #*RCN Corp............................................      18,600         102,672
 *Redback Networks, Inc................................      48,400         698,654
 *Reebok International, Ltd............................      27,200         784,448
 Regal Beloit Corp.....................................       6,800         137,360

                                                            SHARES           VALUE+
                                                            ------           ------
 Regions Financial Corp................................       3,000    $     93,075
 Reliance Steel and Aluminum Co........................       4,000         109,400
 Resource America, Inc.................................      16,600         227,088
 *Respironics, Inc.....................................       6,200         173,507
 Riggs National Corp...................................      20,200         322,291
 #*Rite Aid Corp.......................................     129,000       1,079,730
 RJ Reynolds Tobacco Holdings, Inc.....................      83,000       4,936,840
 RLI Corp..............................................       4,300         177,504
 Roadway Express, Inc..................................       2,400          62,988
 Rock-Tenn Co. Class A.................................      13,800         150,420
 Rohm & Haas Co........................................       1,000          33,200
 *Rowan Companies, Inc.................................       2,100          62,853
 RPM, Inc..............................................      92,000         759,920
 *RTI International Metals, Inc........................      18,800         271,096
 Russ Berrie & Co., Inc................................      10,100         270,175
 Russell Corp..........................................      25,800         463,110
 *Ryans Family Steak Houses, Inc.......................      28,700         355,163
 Ryder System, Inc.....................................      83,000       1,821,020
 Ryerson Tull, Inc.....................................      20,900         273,790
 Ryland Group, Inc.....................................       5,500         249,150
 *S1 Corporation.......................................      24,800         278,876
 *Sabre Holdings Corp..................................      33,675       1,759,182
 Safeco Corp...........................................     114,900       3,228,116
 *Safeguard Scientifics, Inc...........................      28,300         172,347
 Saint Paul Companies, Inc.............................      99,900       5,054,940
 *Saks, Inc............................................     129,550       1,495,007
 #*Salton/Maxim Housewares, Inc........................         900          17,910
 *Schein (Henry), Inc..................................      16,900         639,074
 Schulman (A.), Inc....................................      26,300         334,931
 Schweitzer-Maudoit International, Inc.................       8,100         169,290
 *SCI Systems, Inc.....................................       1,600          37,776
 SCPIE Holdings, Inc...................................         800          15,200
 Seaboard Corp.........................................       1,100         212,300
 Seacoast Financial Services Corp......................       7,600         112,442
 *Seacor Smit, Inc.....................................       7,950         379,215
 Sears, Roebuck & Co...................................     106,900       4,263,172
 *Seitel, Inc..........................................      10,100         176,750
 Selective Insurance Group, Inc........................      22,600         565,113
 Sensormatic Electronics Corp..........................      27,200         428,400
 *Sequa Corp. Class A..................................       3,300         165,132
 *Sequa Corp. Class B..................................         900          54,900
 *Service Corp. International..........................     167,900       1,185,374
 *Shaw Group, Inc......................................       2,600         152,828
 Sherwin-Williams Co...................................       3,500          74,690
 *Shopko Stores, Inc...................................       9,000          67,500
 *Silicon Graphics, Inc................................      79,100         166,901
 *Silver Stream Software, Inc..........................       2,200          14,553
 *Sinclair Broadcast Group, Inc. Class A...............      37,300         334,395
 *Six Flags, Inc.......................................      63,100       1,419,750
 Skyline Corp..........................................       1,000          24,300
 SLI, Inc..............................................      22,800         161,880
 *Smart & Final Food, Inc..............................       7,800          85,800
 Smith (A.O.) Corp.....................................      13,400         225,790
 Smith (A.O.) Corp. Convertible Class A................       2,200          38,060
 *Smurfit-Stone Container Corp.........................     219,100       3,278,832
 *Sonic Automotive, Inc................................      23,300         309,890
 *SONICblue, Inc.......................................      82,200         298,797
 South Financial Group, Inc............................      26,300         425,534
 South Jersey Industries, Inc..........................       3,300         100,320

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Southwestern Energy Co...............................       5,600    $     85,960
 Sovereign Bancorp, Inc................................     203,300       2,301,356
 *Spectrasite Holdings, Inc............................      14,500         106,213
 *SpeedFam-IPEC, Inc...................................      25,000         113,875
 *Spherion Corporation.................................      37,000         268,250
 Spiegel, Inc. Class A Non-Voting......................      31,500         239,873
 Springs Industries, Inc. Class A......................       9,600         433,920
 Sprint Corp...........................................      19,400         394,014
 *SPS Technologies, Inc................................       5,000         251,500
 St. Joe Corp..........................................       1,900          49,191
 Standard Pacific Corp.................................      14,500         267,525
 Standard Register Co..................................      21,300         351,450
 #*STAR Telecommunications, Inc........................      19,000             399
 *StarMedia Network, Inc...............................       1,000           2,745
 Starwood Hotels and Resorts Worldwide, Inc............      59,800       2,262,234
 State Auto Financial Corp.............................      15,100         229,973
 Staten Island Bancorp, Inc............................      16,000         426,400
 Steelcase, Inc. Class A...............................      10,700         143,487
 Stepan Co.............................................       2,200          52,580
 Stewart & Stevenson Services, Inc.....................       9,700         282,319
 Stewart Enterprises, Inc..............................      35,500         269,978
 *Stewart Information Services Corp....................      12,000         205,800
 *Stone & Webster, Inc.................................       1,000           1,360
 *Stoneridge, Inc......................................      10,900          99,190
 Stride Rite Corp......................................      29,589         239,671
 Sunoco, Inc...........................................      29,300       1,142,700
 #*Sunrise Assisted Living, Inc........................       8,800         209,484
 Supervalu, Inc........................................      99,200       1,543,552
 Susquehanna Bancshares, Inc...........................      10,400         174,304
 *Swift Energy Corp....................................      15,500         519,405
 *Sykes Enterprises, Inc...............................       3,600          27,738
 *Sylvan Learning Systems, Inc.........................      32,000         592,160
 Symbol Technologies, Inc..............................       2,850          73,103
 *Tech Data Corp.......................................       6,100         183,092
 Tecumseh Products Co. Class A.........................      12,500         650,813
 Tecumseh Products Co. Class B.........................       2,000          94,100
 Temple-Inland, Inc....................................      25,500       1,354,305
 *Tenet Healthcare Corp................................      50,500       2,297,245
 Tenneco Automotive, Inc...............................      17,480          55,412
 #*Terayon Communication Systems, Inc..................      27,300         159,432
 *Terex Corp...........................................      19,100         420,009
 *Terra Industries, Inc................................      66,400         295,480
 *Tesoro Petroleum Corp................................      27,700         430,735
 Texas Industries, Inc.................................      23,200         759,800
 *Thermo-Electron Corp.................................      25,445         710,170
 Thomas & Betts Corp...................................      73,600       1,537,504
 Thomas Industries, Inc................................         900          24,525
 Tidewater, Inc........................................       9,800         459,718
 Timken Co.............................................      54,000         955,800
 #*Titanium Metals Corp................................      28,700         379,127
 *Toll Brothers, Inc...................................      16,600         541,990
 Torchmark Corp........................................         600          22,752
 *Tower Automotive, Inc................................      29,200         289,372
 *Toys R Us, Inc.......................................     147,400       4,082,980
 *Trans World Entertainment Corp.......................      10,300          85,593
 *Travelocity.com, Inc.................................       3,400         109,599
 Tredegar Industries, Inc..............................       1,300          25,844
 Trenwick Group, Ltd...................................      11,800         268,214
 *Triad Hospitals, Inc.................................      13,562         334,981

                                                            SHARES           VALUE+
                                                            ------           ------
 Tribune Co............................................       2,600    $    111,618
 *Trico Marine Services, Inc...........................      10,500         136,028
 *Trigon Healthcare, Inc...............................       8,700         495,813
 Trinity Industries, Inc...............................      34,000         759,900
 *Triumph Group........................................       4,100         186,878
 TRW, Inc..............................................     111,000       4,812,960
 Tucker Anthony Sutro Corp.............................      10,100         221,190
 *Twinlab Corp.........................................       6,900          12,144
 Tyson Foods, Inc. Class A.............................      86,500       1,102,010
 U.S. Industries, Inc..................................      54,700         310,149
 UAL Corp..............................................      34,300       1,276,989
 *UICI.................................................      42,100         357,850
 UIL Holdings Corp.....................................         400          18,964
 Ultramar Diamond Shamrock Corp........................      21,800       1,093,270
 *Ultratech Stepper, Inc...............................       3,000          55,965
 UMB Financial Corp....................................       9,400         353,910
 *Unifi, Inc...........................................      34,900         272,220
 Union Pacific Corp....................................     173,900       9,999,250
 Union Planters Corp...................................       2,000          82,000
 Unionbancal Corp......................................       1,000          32,100
 *Unisys Corp..........................................      53,400         637,596
 *Unit Corp............................................       3,000          64,860
 *United Auto Group, Inc...............................      10,100         141,501
 United Community Financial Corp.......................      34,000         236,980
 United Parcel Service, Inc............................       5,260         312,707
 *United Rentals, Inc..................................      58,800       1,356,516
 Unitrin, Inc..........................................      21,700         844,890
 Universal Corp........................................       8,000         318,560
 Universal Forest Products, Inc........................      10,600         210,092
 *Universal Stainless & Alloy Products, Inc............         300           2,985
 *Unova, Inc...........................................      26,900         135,845
 UnumProvident Corp....................................      94,200       3,053,022
 *URS Corp.............................................      11,800         319,426
 *US Oncology, Inc.....................................      82,300         616,016
 *USA Networks, Inc....................................       3,000          77,595
 Usec, Inc.............................................      72,600         680,262
 #*USG Corp............................................      21,700         181,412
 USX-Marathon Group, Inc...............................      83,400       2,697,990
 USX-US Steel Group....................................      23,500         458,720
 *Vail Resorts, Inc....................................      19,900         410,935
 #*Valero Energy Corp..................................      15,200         670,168
 Valhi, Inc............................................      19,800         248,490
 *Value City Department Stores, Inc....................      10,500         107,625
 *Varco International, Inc.............................       4,500         108,405
 *Venator Group, Inc...................................      32,000         425,600
 *VeriSign, Inc........................................      22,000       1,243,440
 *Veritas DGC, Inc.....................................       2,900         101,529
 *Veritas Software Co..................................       1,205          79,428
 Vintage Petroleum, Inc................................       6,100         131,760
 *Vishay Intertechnology, Inc..........................      13,700         282,220
 Visteon Corp..........................................     138,271       2,381,027
 *Volt Information Sciences, Inc.......................       3,000          54,450
 Wabash National Corp..................................      21,100         243,705
 Wachovia Corp.........................................       3,116         209,863
 Wallace Computer Services, Inc........................      29,000         497,060
 Walter Industries, Inc................................       5,600          63,840
 #*Warnaco Group, Inc..................................      37,400          21,692
 #*Washington Group Intl., Inc.........................      36,900          38,007
 *Waste Connections, Inc...............................       9,700         289,594
 Watsco, Inc. Class A..................................      17,700         247,800

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Watts Industries, Inc. Class A........................       8,800    $    139,920
 Wausau-Mosinee Paper Corp.............................      35,200         475,200
 *Webb Corp............................................      13,100         493,215
 *WebMD Corp...........................................     125,500         854,028
 *Weirton Steel Corp...................................      23,500          24,440
 Wellman, Inc..........................................      28,600         486,772
 Werner Enterprises, Inc...............................      19,400         385,187
 Westcorp, Inc.........................................      13,320         240,293
 *Westell Technologies, Inc............................      37,300          78,144
 Westvaco Corp.........................................      90,700       2,307,408
 Weyerhaeuser Co.......................................     148,500       8,495,685
 *WFS Financial, Inc...................................       2,000          50,250
 Whirlpool Corp........................................       1,600         100,624
 Whitney Holdings Corp.................................       3,900         163,098
 *Wisconsin Central Transportation Corp................      25,400         421,005
 *Wolverine Tube, Inc..................................       4,000          66,000
 Woodward Governor Co..................................       4,800         363,552
 *Worldcom, Inc........................................     683,400      12,195,273
 #*Worldpages.com, Inc.................................      10,200          27,744
 Worthington Industries, Inc...........................      73,800         848,700
 *Wyndham International, Inc...........................      57,000         147,060
 Xerox Corp............................................     137,800       1,365,598
 *XO Communications, Inc...............................      17,000          49,555
 *Xtra Corp............................................       9,900         506,088
 *Yellow Corp..........................................      22,400         426,272
 York International Corp...............................      10,650         375,413
 Zenith National Insurance Corp........................       8,000         216,400
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $450,932,408)..................................                 562,086,190
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (1.5%)
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 05/31/02, valued at $8,876,500) to be
   repurchased at $8,745,940.
   (Cost $8,745,000)...................................    $  8,745    $  8,745,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $459,677,408)++................................                $570,831,190
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $460,892,258.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value........................................  $570,831
Collateral for Securities Loaned............................     7,582
Receivables:
    Dividends and Interest..................................     1,094
    Fund Shares Sold........................................       717
Prepaid Expenses and Other Assets...........................         7
                                                              --------
        Total Assets........................................   580,231
                                                              --------

LIABILITIES:
Payables:
    Collateral on Securities Loaned.........................     7,582
    Investment Securities Purchased.........................       249
Accrued Expenses and Other Liabilities......................       129
                                                              --------
        Total Liabilities...................................     7,960
                                                              --------

NET ASSETS..................................................  $572,271
                                                              ========
Investments at Cost.........................................  $459,677
                                                              ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

INVESTMENT INCOME
    Dividends...............................................         $ 3,656
    Interest................................................             282
    Income From Securities Lending..........................              35
                                                                     -------
        Total Investment Income.............................           3,973
                                                                     -------
EXPENSES
    Investment Advisory Services............................             478
    Accounting & Transfer Agent Fees........................              87
    Custodian Fees..........................................              23
    Legal Fees..............................................               1
    Audit Fees..............................................               2
    Shareholders' Reports...................................               6
    Trustees' Fees and Expenses.............................               2
    Other...................................................               2
                                                                     -------
        Total Expenses......................................             601
                                                                     -------
    NET INVESTMENT INCOME (LOSS)............................           3,372
                                                                     -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
Net Realized Gain (Loss) on Investment Securities Sold......          (5,002)
Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................          90,662
                                                                     -------
    NET GAIN (LOSS) ON INVESTMENT SECURITIES................          85,660
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $89,032
                                                                     =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2001             2000
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................          $   3,372        $  4,681
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................             (5,002)        (16,195)
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................             90,662          21,970
                                                                      ---------        --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................             89,032          10,456
                                                                      ---------        --------
Transactions in Interest:
    Contributions...........................................            177,849         196,677
    Withdrawals.............................................             (8,631)        (19,116)
                                                                      ---------        --------
        Net Increase (Decrease) from Transactions in
          Interest..........................................            169,218         177,561
                                                                      ---------        --------
        Total Increase (Decrease)...........................            258,250         188,017
NET ASSETS
    Beginning of Period.....................................            314,021         126,004
                                                                      ---------        --------
    End of Period...........................................          $ 572,271        $314,021
                                                                      =========        ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              SIX MONTHS         YEAR         DEC. 14,
                                                                 ENDED           ENDED         1998 TO
                                                                MAY 31,        NOV. 30,       NOV. 30,
                                                                 2001            2000           1999
                                                              -----------      ---------      ---------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period........................        N/A             N/A            N/A
                                                               --------        --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..............................         --              --             --
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................         --              --             --
                                                               --------        --------       --------
  Total from Investment Operations..........................         --              --             --
                                                               --------        --------       --------
LESS DISTRIBUTIONS
  Net Investment Income.....................................         --              --             --
  Net Realized Gains........................................         --              --             --
                                                               --------        --------       --------
  Total Distributions.......................................        N/A             N/A            N/A
                                                               --------        --------       --------
Net Asset Value, End of Period..............................        N/A             N/A            N/A
                                                               ========        ========       ========
Total Return................................................        N/A             N/A            N/A

Net Assets, End of Period (thousands).......................   $572,271        $314,021       $126,004
Ratio of Expenses to Average Net Assets.....................       0.25%*          0.26%          0.29%*
Ratio of Net Investment Income (Loss) to Average Net
  Assets....................................................       1.41%*          1.98%          1.66%*
Portfolio Turnover Rate.....................................         10%*            39%            10%*

--------------

*   Annualized

N/A Not applicable as The Tax-Managed U. S. Marketwide Value Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-four series, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses will be deemed to have been "passed through" to its feeder fund.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2001.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2001, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2001, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................      $190,252
Sales.......................................................        24,315

E. INVESTMENT TRANSACTIONS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $131,388
Gross Unrealized Depreciation...............................       (21,449)
                                                                  --------
  Net.......................................................      $109,939
                                                                  ========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million as long as total borrowings under the line of credit do not exceed $50 million in aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit with the domestic custodian bank by the Series during the six months ended May 31, 2001.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank during the six months ended May 31, 2001.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2001 was reinvested into overnight repurchase agreements with JPMorgan Securities and UBS Warburg which was in turn collateralized by U.S. Government Treasury Securities. At May 31, 2001, the market value of securities on loan to brokers was $6,730,473, the related collateral cash received was $7,582,040 and the value of collateral on overnight repurchase agreements was $7,822,026.